Share-Based Compensation	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
2017 Equity Incentive Plan
Under the Company’s prior shareholder and subscription agreements, the Company was authorized to issue restricted shares, restricted share units, as well as options, as incentives to its employees, non-employees and members of its board of directors. To the extent such incentives are in the form of share options, the options are granted pursuant to the terms of the 2017 Equity Incentive Plan, or the 2017 Plan. In July 2019, the Company’s board of directors adopted the 2017 Plan. The 2017 Plan provides for the grant of Enterprise Management Incentive, or EMI, options, to its UK employees, for the grant of options to its U.S. employees and non-employees of the Company. The 2017 Plan is administered by the board of directors.
As of September 30, 2021, the Company was authorized under the shareholder agreements to issue a total of 13,601,246 ordinary shares, including shares underlying options granted pursuant to the 2017 Plan. Forfeitures are accounted for as they occur. As of September 30, 2021, there were 445,943 shares available for issuance as incentives to the Company’s employees and directors, which includes shares underlying options that may be granted from time to time subsequent to September 30, 2021 under the terms of the 2017 Plan. 12,607 ordinary shares were issued for 56,887 restricted share units that vested during the nine months ended September 30, 2021.
Options granted under the 2017 Plan typically vest over a three or four-year service period with 33.3% and 25%, respectively, of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining years. Restricted share units granted under the 2017 Plan, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date. The options granted by the Company prior to April 17, 2020 contain provisions that to the extent then outstanding, they will be subject to accelerated vesting upon the occurrence of a Sale, Asset Sale or listing of the Company's ordinary shares on any stock exchange, and any such unvested options accordingly became fully vested upon a Listing (as such term is defined in the 2017 Plan). 1,015,813 options granted to the President and Chief Business Officer of the Company on May 19, 2020 became fully vested on August 17, 2020, resulting in a recognition of $9.4 million in share-based compensation expense, including $2.4 million in research and development expenses and $7.0 million in general and administrative expenses in the three and nine months period ended September 30, 2020 .
The options granted on June 30, 2020 are subject to 25% vesting upon the earlier occurrence of (i) the one year anniversary of the date of grant, or (ii) the date of the listing of the Company's ordinary shares on any stock exchange, followed by straight line vesting for three years for the remaining 75% of the allocation until vested in full.
The restricted share units granted on June 30, 2020 are subject to 25% vesting upon the earlier of (i) the one year anniversary of the date of grant, or (ii) the first day following the six-month anniversary of the listing of the Company's ordinary shares on any stock exchange on which the closing price of the shares is 20% higher than the listing price for at least five consecutive trading days, provided the Company is in a trading window permitted by the Company’s Dealing Code. The remainder vests at 6.25% on the first day of the month that is three months following that in which the initial vesting date occurs, and on the expiry of each subsequent three-month period thereafter for 11 such periods. Options granted under the 2017 Plan generally expire 10 years from the date of grant.
2020 Share Option Plan
In September 2020, the Company’s board of directors adopted, and the Company’s shareholders approved, the 2020 Share Option Plan, or (the “2020 Plan”), which became effective upon the effectiveness of the Company’s Registration Statement on Form F-1 in connection with the IPO. The 2020 Plan allows the compensation and leadership development committee to make equity-based and cash-based incentive awards to the Company’s officers, employees, directors and other key persons (including consultants). As of September 30, 2021, the Company has not granted any cash-based incentive awards.
The Company initially reserved 2,074,325 of its ordinary shares for the issuance of awards under the 2020 Plan. The 2020 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by up to 4% of the outstanding number of ordinary shares on the immediately preceding December 31, or such lesser number of shares as determined by our compensation and leadership development committee. This number is subject to adjustment in the event of a sub-division, consolidation, share dividend or other change in our capitalization. The total number of ordinary shares that may be issued under the 2020 Plan was 2,074,325 shares as of September 30, 2021, of which 494,809 shares remained available for future grants.
During the nine months ended September 30, 2021 and 2020, the Company granted options to purchase 752,702 and 3,150,360 ordinary shares to employees and non-employees, respectively.
Ordinary Shares
A summary of the changes in the Company’s unvested ordinary shares during the nine months ended September 30, 2021 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2020	13,757	$2.36
Granted	—	—
Vested	(13,757)	2.36
Forfeited	—	—
Unvested and Outstanding as of September 30, 2021	—	$—
The total fair value of vested shares was less than $0.1 million and $1.2 million for the nine months ended September 30, 2021 and 2020, respectively.
Restricted Share Units
A summary of the changes in the Company’s unvested restricted share units during the nine months ended September 30, 2021 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2020	217,482	$10.19
Granted	—	—
Vested	(56,887)	10.19
Forfeited	—	—
Unvested and Outstanding as of September 30, 2021	160,595	$10.19
As of September 30, 2021, there was $1.6 million of unrecognized compensation cost related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 2.8 years. The exercise price of restricted share units is at a nominal value less than £0.01 per share.
12,607 ordinary shares were issued for 56,887 restricted share units that vested during the nine months ended September 30, 2021.
Share Options
The following table summarizes the Company’s share options activity for the nine months ended September 30, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	4,430,340	$5.61	9.22	$186,426
Granted	752,702	$37.20
Exercised	(1,015,915)	$1.07
Forfeited	(74,631)	$9.11
Outstanding as of September 30, 2021	4,092,496	$12.18	8.79	$81,351
Exercisable as of September 30, 2021	2,294,380	$1.92	8.45	$64,148
Unvested as of September 30, 2021	1,798,116	$24.47	9.23	$17,203
The weighted average exercise price of options granted to UK employees during the nine months ended September 30, 2020 was $4.00 per share. The weighted average exercise price of options granted to United States employees during the nine months ended September 30, 2020 was $4.72 per share.
The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.
The weighted average grant-date fair value of share options granted was $22.71 and $8.25 per share during the nine months ended September 30, 2021 and 2020, respectively.
As of September 30, 2021, there was $27.6 million of unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of 3.2 years.
Share Option Valuation
The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months and nine months ended September 30, 2021 and 2020 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Expected term (in years)	6.07 Years	6.08 Years	6.07 Years	5.93 Years
Expected volatility	66.90%	66.90%	67.20%	66.00%
Risk-free interest rate	0.96%	0.39%	0.91%	0.43%
Expected dividend yield	—%	—%	—%	—%
Fair value of underlying ordinary shares	$34.83	$17.00	$37.65	$10.30
Share-based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$1,288	$2,231	$3,023	$5,748
General and administrative	999	2,984	2,834	10,869
Total share-based compensation expense	$2,287	$5,215	$5,857	$16,617